United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2012

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, April 12, 2012
Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    21082   614450 SH       Sole                   614450
African Potash                 COM              B4QYTJ5        120  1000000 SH       Sole                  1000000
Beacon Roofing Supply          COM              073685109    19996   776250 SH       Sole                   776250
EMC Corp.                      COM              268648102      843    28200 SH       Sole                    28200
Ecolab Inc.                    COM              278865100    17703   286834 SH       Sole                   286834
Enersys                        COM              29275Y102    21067   608000 SH       Sole                   608000
Fastenal Co.                   COM              311900104    15446   285500 SH       Sole                   285500
Fiserv Inc.                    COM              337738108    19174   276325 SH       Sole                   276325
Ford Motor Co.                 COM              345370860      687    55100 SH       Sole                    55100
Gardner Denver, Inc.           COM              365558105    11738   186265 SH       Sole                   186265
General Electric Co            COM              369604103     1071    53350 SH       Sole                    53350
Henry Schein Inc.              COM              806407102    17671   233500 SH       Sole                   233500
Hovnanian Entr.                COM              442487203      987   403000 SH       Sole                   403000
Intel Corp                     COM              458140100    21141   751950 SH       Sole                   751950
Intuit, Inc.                   COM              461202103    19206   319250 SH       Sole                   319250
Linear Technology              COM              535678106    20788   616842 SH       Sole                   616842
Mettler-Toledo Int'l           COM              592688105    19017   102936 SH       Sole                   102936
Microsoft Corp.                COM              594918104     1080    33475 SH       Sole                    33475
Occidental Petroleum           COM              674599105    12613   132450 SH       Sole                   132450
Paccar Inc.                    COM              693718108    16978   362550 SH       Sole                   362550
Paychex, Inc.                  COM              704326107    17971   579900 SH       Sole                   579900
Petromanas Energy              COM              71672A105      230  1000000 SH       Sole                  1000000
Polypore Int'l Inc.            COM              73179V103    13661   388550 SH       Sole                   388550
Robert Half Int'l              COM              770323103    18307   604175 SH       Sole                   604175
Rollins, Inc.                  COM              775711104    11589   544600 SH       Sole                   544600
SM Energy Company              COM              78454L100    25711   363302 SH       Sole                   363302
Schlumberger Ltd.              COM              806857108    11357   162400 SH       Sole                   162400
Toll Brothers, Inc.            COM              889478103      904    37700 SH       Sole                    37700
Verizon Comm.                  COM              92343V104      400    10450 SH       Sole                    10450
Waters Corporation             COM              941848103    20348   219600 SH       Sole                   219600